Fair Value Measurements - Summary of Financial Assets and Financial Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Securities available for sale:
Debt Securities, Available-for-sale	$ 126,218	$ 26,432	$ 25,595
Loans held for sale	0	0	2,345
State and Muncipal Securities
Securities available for sale:
Debt Securities, Available-for-sale	424	1,094	1,894
Mortgage Backed Securities
Securities available for sale:
Debt Securities, Available-for-sale	761	811	1,028
U.S. Treasury bonds
Securities available for sale:
Debt Securities, Available-for-sale	101,082
Corporate Bonds
Securities available for sale:
Debt Securities, Available-for-sale	23,951	24,527	22,673
Fair Value, Recurring
Securities available for sale:
Debt Securities, Available-for-sale	126,218	26,432	25,595
Loans held for sale		2,844,441	2,844
Asset derivatives:
Asset derivatives	3,873	389	487
Liability derivatives:
Liability derivatives	3,909	389	279
Fair Value, Recurring | State and Muncipal Securities
Securities available for sale:
Debt Securities, Available-for-sale	424	1,094	1,894
Fair Value, Recurring | Mortgage Backed Securities
Securities available for sale:
Debt Securities, Available-for-sale	761	811	1,027
Fair Value, Recurring | U.S. Treasury bonds
Securities available for sale:
Debt Securities, Available-for-sale	101,082
Fair Value, Recurring | Corporate Bonds
Securities available for sale:
Debt Securities, Available-for-sale	23,951	24,527	22,674
Fair Value, Recurring | Interest Rate Swap [Member]
Asset derivatives:
Asset derivatives	3,872	389	271
Liability derivatives:
Liability derivatives	3,872	389	271
Fair Value, Recurring | Pay-fixed Interest Rate Swaps
Asset derivatives:
Asset derivatives			216
Liability derivatives:
Liability derivatives			8
Fair Value, Recurring | Risk participation agreements
Asset derivatives:
Asset derivatives	1
Liability derivatives:
Liability derivatives	37
Fair Value, Recurring | Level 2 Inputs
Securities available for sale:
Debt Securities, Available-for-sale	126,218	26,432	25,595
Asset derivatives:
Asset derivatives	3,873	389	487
Liability derivatives:
Liability derivatives	3,909	389	279
Fair Value, Recurring | Level 2 Inputs | State and Muncipal Securities
Securities available for sale:
Debt Securities, Available-for-sale	424	1,094	1,894
Fair Value, Recurring | Level 2 Inputs | Mortgage Backed Securities
Securities available for sale:
Debt Securities, Available-for-sale	761	811	1,027
Fair Value, Recurring | Level 2 Inputs | U.S. Treasury bonds
Securities available for sale:
Debt Securities, Available-for-sale	101,082
Fair Value, Recurring | Level 2 Inputs | Corporate Bonds
Securities available for sale:
Debt Securities, Available-for-sale	23,951	24,527	22,674
Fair Value, Recurring | Level 2 Inputs | Interest Rate Swap [Member]
Asset derivatives:
Asset derivatives	3,872	389	271
Liability derivatives:
Liability derivatives	3,872	389	271
Fair Value, Recurring | Level 2 Inputs | Pay-fixed Interest Rate Swaps
Asset derivatives:
Asset derivatives			216
Liability derivatives:
Liability derivatives			8
Fair Value, Recurring | Level 2 Inputs | Risk participation agreements
Asset derivatives:
Asset derivatives	1
Liability derivatives:
Liability derivatives	$ 37
Fair Value, Recurring | Level 3 Inputs
Securities available for sale:
Loans held for sale		$ 2,844,441	$ 2,844